UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03870

Morgan Stanley U.S. Government Securities Trust
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	December 31, 2006

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments • March 31, 2006 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE		VALUE

	U.S. Government Obligations (33.6%)
	U.S. Treasury Bonds (20.0%)
$19,500	08/15/29	6.	125%	$22,362,541
99,000	08/15/27	6.	375	115,783,668
153,000	02/15/27	6.	625	183,528,396
84,000	02/15/25	7.	625	109,823,448
65,725	08/15/20	8.	75	90,294,911
4,750	02/15/15	11.	25	6,898,264
				528,691,228
	U.S. Treasury Notes (12.0%)
97,590	02/15/13	3.	875	92,047,278
179,620	02/15/13 *	3.	875	169,662,226
55,000	05/15/14	4.	75	54,535,965
				316,245,469
	U.S. Treasury Strips (1.6%)
110,550	02/15/25 - 02/15/27	0.	00	41,173,268

	Total U.S. Government Obligations (Cost $907,493,240)			886,109,965

	Mortgage-Backed Securities (17.4%)
	Government National Mortgage Assoc. I (15.1%)
4,904	08/20/34	5.	25	4,900,849
1,867	08/20/34	5.	50	1,884,972
28,877	02/15/28 - 09/20/34	6.	00	29,218,492
91,900	**	6.	50	95,260,094
36,188	03/15/14 - 07/15/31	6.	50	37,337,736
87,753	04/15/17 - 03/15/27	7.	00	91,504,695
70,975	08/15/06 - 08/15/34	7.	50	74,569,546
9,854	10/15/16 - 09/15/31	8.	00	10,538,146
17,473	05/15/16 - 11/15/24	8.	50	18,840,662
13,153	10/15/08 - 08/15/21	9.	00	14,155,056
8,224	10/15/09 - 12/15/20	9.	50	9,015,052
10,867	11/15/09 - 11/15/20	10.	00	11,983,995
50	06/15/10 - 06/15/15	12.	50	55,381
				399,264,676

	Government National Mortgage Assoc. II (0.9%)
18,406	04/20/35	4.	00	17,891,547
2,903	01/20/24 - 02/20/24	6.	50	2,975,081
2,373	03/20/26 - 07/20/29	7.	00	2,456,503
				23,323,131
	Government National Mortgage Assoc. GPM I (1.4%)
37,419	05/20/34	3.	75	36,454,529
553	09/15/13 - 07/15/15	12.	25	607,399
				37,061,928

	Total Mortgage-Backed Securities (Cost $449,995,925)			459,649,735

	U.S. Government Agencies (9.5%)
	Housing Urban Development Ser 99-A (1.3%)
18,800	08/01/10	6.	06	19,062,767
15,290	08/01/11	6.	16	15,540,680
				34,603,447
	Resolution Funding Corp. Zero Coupon Strips (8.2%)
74,000	10/15/08	0.	00	65,540,394
138,134	01/15/12	0.	00	104,678,360
61,607	04/15/12	0.	00	46,160,708
				216,379,462

	Total U.S. Government Agencies (Cost $228,175,965)			250,982,909

	Foreign Government Obligation (1.1%)
29,130	Egypt Government 09/15/15
	(Cost $28,581,656)	4.	45	27,504,604

	Collaterized Mortgage Obligations (4.0%)
	Government National Mortgage Assoc.
64,581	2003-100 AB 02/20/26	5.	00	64,289,112
5,716	2003-10 MX (PAC) 06/20/28	5.	00	5,693,713
2,224	1999-44 FP (PAC) 06/16/27	5.	15‡	2,229,582
8,139	2005-37 (IO) 11/16/32	5.	50	1,085,753
6,384	2002-55 PD (PAC) 09/20/31	6.	00	6,435,843
24,430	2002-23 PE (PAC) 04/16/32	6.	50	25,198,407

	Total Collaterized Mortgage Obligations (Cost $105,844,193)			104,932,410

	Short-Term Investments (a) (44.2%)
	Federal Home Loan Banks (8.6%)
25,000	04/13/06	4.	45	24,962,917
20,000	04/12/06	4.	55	19,972,194
183,605	04/21/06 - 06/07/06	4.	65	182,612,337
				227,547,448
	Federal Home Loan Mortgage Assoc. (6.6%)
20,000	05/02/06	4.	51	19,922,328
5,000	05/09/06	4.	515	4,976,171
149,105	06/12/06 - 06/30/06	4.	60	147,520,971
				172,419,469
	Federal National Mortgage Assoc. (3.9%)
16,100	05/10/06	4.	52	16,021,163
9,500	05/26/06	4.	57	9,433,672
79,045	06/30/06	4.	60	78,125,882
				103,580,717

	U.S. Treasury Notes (11.4%)
5,000	05/31/06	2.	50	4,984,180
300,000	11/15/06	3.	50	297,562,800
				302,546,980
	U.S. Treasury Bills (13.7%)
8,450	07/13/06 †	4.	26	8,349,008
65,550	04/20/06	4.	39	65,398,124
10,000	04/20/06	4.	568	9,975,894
78,350	04/20/06	4.	58	78,160,611
100,000	04/20/06	4.	595	99,757,486
100,000	06/22/06	4.	545	98,990,000
				360,631,123

	Total Short-Term Investments (Cost $1,181,726,500)			1,166,725,737

	Total Investments (Cost $2,901,817,479) (b) (c)	109.	8%	2,895,905,360

	Liabilities in Excess of Other Assets	(9.	8)	(258,089,733)

	Net Assets	100.	0%	$2,637,815,627

GPM	Graduated Payment Mortgage.
IO	Interest-only security.
PAC	Planned Amortization Class.
*	Security purchased on a forward commitment basis.
**	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
‡	Floating rate security, rate shown is the rate in effect at March 31, 2006.
†	A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $968,120.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	Securities have been designated as collateral in an amount equal to $1,519,024,715 in connection with securities purchased on a forward commitment basis and open futures contracts.
(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is $36,620,806 and the aggregate gross unrealized depreciation is $42,532,925, resulting in net unrealized depreciation of $5,912,119.

Futures Contracts Open at March 31, 2006:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION/DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION/ (DEPRECIATION)
4,596	Long	U.S. Treasury Note 10 Year
		June 2006	$488,971,335	$(5,708,923)
3,596	Short	U.S. Treasury Note 5 Year
		June 2006	(375,557,250)	2,292,361
842	Short	U.S. Treasury Note 2 Year
		June 2006	(171,649,598)	567,214
1,648	Short	U.S. Treasury Bond 20 Year
		June 2006	(179,889,500)	5,690,664

		Net Unrealized Appreciation		$2,841,316

Item 2. Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a)  A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 18, 2006